CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 147,807	$ 160,280
Short-term investments	3,139	3,313
Restricted cash	1,840
Trade receivables	65,355	93,571
Inventories:
Ore stockpiles	50,052	41,286
Concentrates and dore	49,491	31,579
Supplies	97,329	100,885
Available-for-sale securities (note 7)	150,707	111,967
Other current assets	82,419	61,159
Fair value of derivative financial instruments (note 10)	3,873
Total current assets	652,012	604,040
Other assets	77,652	33,641
Future income and mining tax assets	25,869	27,878
Property, plant and mine development	3,739,239	3,581,798
TOTAL ASSETS	4,494,772	4,247,357
Current:
Accounts payable and accrued liabilities	153,978	143,477
Dividends payable		28,199
Interest payable	9,889	1,666
Income taxes payable	19,196	4,501
Capital leases	8,125	11,955
Fair value of derivative financial instruments (note 10)	1,622	662
Total current liabilities	192,810	190,460
Long-term debt (note 8)	735,000	715,000
Reclamation provision and other liabilities	107,465	96,255
Future income and mining tax liabilities (note 9)	509,958	493,881
SHAREHOLDERS' EQUITY
Common shares (note 5)	2,397,106	2,378,759
Stock options (note 6)	89,955	65,771
Warrants	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	338,850	216,158
Accumulated other comprehensive income	83,604	51,049
Total shareholders' equity	2,949,539	2,751,761
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,494,772	$ 4,247,357

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
REVENUES
Revenues from mining operations	$ 347,456	$ 133,084	$ 585,039	$ 238,915
COSTS, EXPENSES AND OTHER INCOME
Production	166,573	61,013	284,800	110,731
Exploration and corporate development	12,955	9,735	20,459	15,984
Amortization of plant and mine development	44,003	15,470	74,506	27,600
General and administrative	23,240	13,253	51,670	32,053
Provincial capital tax	742	1,473	155	2,582
Interest	15,309	2,335	19,813	3,204
Gain on derivative financial instruments	(5,705)		(5,156)
Interest and sundry income (note 10)	(783)	(5,103)	(2,159)	(9,796)
Gain on sale of available-for-sale securities (note 7)		(341)	(346)	(535)
Foreign currency translation loss (gain)	(17,427)	16,664	(8,526)	9,171
Income before income, mining and federal capital taxes	108,549	18,585	149,823	47,921
Income and mining tax expense (recovery) (note 9)	8,189	17,358	27,131	(7,647)
Net income for the period	100,360	1,227	122,692	55,568
Net income per share - basic (in dollars per share)	$ 0.64	$ 0.01	$ 0.78	$ 0.36
Net income per share - diluted (in dollars per share)	$ 0.63	$ 0.01	$ 0.77	$ 0.35
Weighted average number of shares outstanding (in thousands)
Basic (in shares)	156,899	155,805	156,789	155,498
Diluted (in shares)	159,920	157,763	159,585	157,432
Comprehensive income:
Net income for the period	100,360	1,227	122,692	55,568
Other comprehensive income:
Unrealized gain on hedging activities		12,106		9,258
Unrealized gain on available-for-sale securities	23,343	14,337	32,971	19,409
Adjustments for derivative financial instruments maturing during the period		(1,287)		1,450
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the period			(346)
Amortization of unrecognized gain on pension liability	(47)	7	(94)	14
Tax effect of other comprehensive income items (note 9)	12	(2,923)	24	(2,895)
Other comprehensive income for the period	23,308	22,240	32,555	27,236
Comprehensive income for the period	$ 123,668	$ 23,467	$ 155,247	$ 82,804

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2008	$ 157,541	$ (20,608)
Increase (Decrease) in Shareholders' Equity
Net income for the period	55,568		55,568
Other comprehensive income for the period		27,236	27,236
Balance at Jun. 30, 2009	213,109	6,628
Balance at Mar. 31, 2009	211,882	(15,612)
Increase (Decrease) in Shareholders' Equity
Net income for the period	1,227		1,227
Other comprehensive income for the period		22,240	22,240
Balance at Jun. 30, 2009	213,109	6,628
Balance at Dec. 31, 2009	216,158	51,049	2,751,761
Increase (Decrease) in Shareholders' Equity
Net income for the period	122,692		122,692
Other comprehensive income for the period		32,555	32,555
Balance at Jun. 30, 2010	338,850	83,604	2,949,539
Balance at Mar. 31, 2010	238,490	60,296
Increase (Decrease) in Shareholders' Equity
Net income for the period	100,360		100,360
Other comprehensive income for the period		23,308	23,308
Balance at Jun. 30, 2010	$ 338,850	$ 83,604	$ 2,949,539

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Operating activities
Net income for the period	$ 100,360	$ 1,227	$ 122,692	$ 55,568
Add (deduct) items not affecting cash:
Amortization of plant and mine development	44,003	15,470	74,506	27,600
Future income and mining taxes	431	17,209	13,526	(7,929)
Gain on sale of available-for-sale securities and derivative financial instruments	(3,716)	(4,400)	(4,175)	(7,326)
Stock-based compensation	11,167	5,585	26,335	17,767
Foreign currency translation loss (gain)	(17,427)	16,664	(8,526)	9,171
Other	4,081	2,004	7,072	83
Changes in non-cash working capital balances
Trade receivables	7,826	(17,314)	28,216	(32,511)
Income taxes payable	10,771	2,570	14,695	1,977
Other taxes recoverable	(8,985)	(3,962)	(10,181)	27,266
Inventories	(16,068)	(13,928)	(41,610)	(12,005)
Other current assets	(7,918)	(4,534)	(10,604)	(5,842)
Interest payable	8,562	(62)	8,223	340
Accounts payable and accrued liabilities	28,487	9,840	15,896	1,033
Cash provided by operating activities	161,574	26,369	236,065	75,192
Investing activities
Additions to property, plant and mine development	(117,017)	(155,002)	(229,580)	(310,349)
Decrease (increase) in short-term investments	166	(516)	174	(4,543)
Net proceeds on sale of available-for-sale securities and other	916	3,151	1,381	6,393
Purchases of available-for-sale securities	(183)	(225)	(6,290)	(2,977)
Decrease (increase) in restricted cash	(708)	(3,138)	(1,840)	324
Cash used in investing activities	(116,826)	(155,730)	(236,155)	(311,152)
Financing activities
Dividends paid			(26,830)	(27,132)
Repayment of capital lease obligations	(8,573)	(6,520)	(10,112)	(6,882)
Proceeds from long-term debt	1,101,000	70,000	1,201,000	285,000
Repayment of long-term debt	(1,101,000)		(1,181,000)
Sale-leaseback financing		10,888	3,005	10,888
Long-term debt financing costs	(12,488)	(4,572)	(12,488)	(4,572)
Proceeds from common shares issued	10,639	18,451	14,357	47,392
Cash provided by (used in) financing activities	(10,422)	88,247	(12,068)	304,694
Effect of exchange rate changes on cash and cash equivalents	(134)	2,990	(315)	1,571
Net increase (decrease) in cash and cash equivalents during the period	34,192	(38,124)	(12,473)	70,305
Cash and cash equivalents, beginning of period	113,615	176,811	160,280	68,382
Cash and cash equivalents, end of period	147,807	138,687	147,807	138,687
Other operating cash flow information:
Interest paid during the period	4,708	1,987	13,430	3,509
Income, mining and capital taxes paid during the period		$ 1,112	$ 1,497	$ 2,859

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2010
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("GAAP") in US dollars. They do not include all of the disclosures required by GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2009 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2009. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2010 and the results of operations and cash flows for the three and six months ended June 30, 2010 and 2009.

  Operating results for the three months and six ended June 30, 2010 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2010.

USE OF ESTIMATES	6 Months Ended
Jun. 30, 2010
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2010
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2009 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncements

  Variable Interest Entities

  In June 2009, the FASB issued an amendment to its guidance for consolidation accounting to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a variable interest entity ("VIE"). The updated guidance also requires ongoing reassessments of the primary beneficiary of a VIE. Based on the Company's assessment, these changes do not have an impact on the accounting for our existing VIE (the Company's restricted share unit plan for certain employees).

  Fair Value Accounting

  In January 2010, the FASB guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which is effective for the Company's fiscal year beginning January 2, 2011. Based on the Company's assessment, these changes do not have an impact on the Company's required disclosures.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2010
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  Accounting Standards Codification ("ASC") 820 — Fair Value Measurement and Disclosure (Prior authoritative literature: FASB Statement No. 157, "Fair Value Measurements") defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets and liabilities measured at fair value within the fair value hierarchy.

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,789	$—	$7,789	$—
Available-for-sale securities(2)(3)	150,707	139,557	11,150	—
Trade receivables(4)	65,355	—	65,355	—
Derivative assets(3)	3,873	—	3,873	—

	$227,724	$139,557	$88,167	$—

Financial liabilities:
Derivative liabilities(3)	$1,622	$—	$1,622	$—

(1)
Fair value approximates the carrying amounts due to the short-term nature.

(2)
Recorded at fair value using quoted market prices.

(3)
Recorded at fair value based on broker-dealer quotations.

(4)
Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale equity securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale equity securities that are valued using quoted market prices in active markets are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the consolidated statement of income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2010
SHAREHOLDERS' EQUITY.
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the three months ended March 31, 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the three months ended March 31, 2010, the Company funded the plan by transferring  $4.0 million (2009 —  $3.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were included in the diluted EPS calculations.

  For the three and six months ended June 30, 2010 and 2009, the Company's warrants were dilutive and were included in the calculation of diluted net income per share.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2010 were exercised:

Common shares outstanding at June 30, 2010	157,089,726
Employees' stock options	8,164,597
Warrants	8,600,000

173,854,323

  During the six months ended June 30, 2010, 2,795,080 (2009 — 2,271,000) options were granted with an exercise price of C $57.05 (2009 — C $62.63), 285,373 (2009 — 718,000) employee stock options were exercised for cash of  $9.5 million (2009 —  $18.9 million), and 53,050 (2009 — 70,000) options were cancelled with a weighted average exercise price of C $55.70 (2009 — C $56.50).

  During the three months ended June 30, 2010, 40,000 (2009 — 30,000) options were granted with an exercise price of C $63.70 (2009 — C $52.37), 226,048 (2009 — 115,700) employee stock options were exercised for cash of  $8.2 million (2009 —  $3.9 million), and 42,500 (2009 — nil) options were cancelled with a weighted average exercise price of C $57.14 (2009 — nil).

  The following table illustrates the changes in capital stock for the six months ended June 30, 2010:

	Shares	Amount
Common shares, beginning of period	156,655,056	$2,380,309
Shares issued under Employee Stock Option Plan	285,373	12,027
Shares issued under Incentive Share Purchase Plan	124,054	7,221
Shares issued under Dividend Reinvestment Plan	25,243	1,408

Common shares, end of period	157,089,726	$2,400,965
Restricted share unit plan	(58,369)	(3,859)

Total capital stock, end of period	157,031,357	$2,397,106

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
Net income	$100,360	$1,227	$122,692	$55,568
Weighted average number of common shares outstanding — basic	156,899	155,805	156,789	155,498
Add: Dilutive impact of employee stock options	1,049	1,108	1,049	1,108
Dilutive impact of warrants	1,915	804	1,690	780
Dilutive impact of treasury shares related to restricted share unit plan	57	46	57	46

Weighted average number of common shares outstanding — diluted	159,920	157,763	159,585	157,432

Net income per share basic	$0.64	$0.01	$0.78	$0.36

Net income per share diluted	$0.63	$0.01	$0.77	$0.35

  The calculation of diluted income per share has been computed using the treasury stock method.

STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2010
STOCK-BASED COMPENSATION.
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Six months ended June 30, 2010
	# of Options	Weighted average exercise price (C $)
Outstanding, beginning of period	5,707,940	$53.85
Granted	2,795,080	$57.05
Exercised	(285,373)	$34.77
Cancelled	(53,050)	$55.70

Outstanding, end of period	8,164,597	$55.60

Options exercisable at end of period	4,342,150	$53.23

  For the six months ended June 30, 2010 and 2009, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2010	2009
Risk-free interest rate	1.87%	1.26%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	44.3%	64.1%
Expected dividend yield	0.43%	0.42%

AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2010
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended June 30, 2010, the Company received proceeds of nil (2009 —  $0.8 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of nil (2009 —  $0.3 million).

  During the six months ended June 30, 2010, the Company received proceeds of  $0.5 million (2009 —  $1.3 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of  $0.4 million (2009 —  $0.5 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	As at June 30, 2010	As at December 31, 2009
Available-for-sale securities in an unrealized gain position
Cost	$50,239	$34,599
Unrealized gains in other comprehensive income	100,468	67,508

Estimated fair value	$150,707	$102,107

Available-for-sale securities in an unrealized loss position
Cost	$—	$9,871
Unrealized losses in other comprehensive income	—	(11)

Estimated fair value	$—	$9,860

Total estimated fair value of available-for-sale securities	$—	$111,967

  In addition, the Company holds a position in Goldcorp warrants that have an exercise price of C $34.76 and expire in June 2011.

LONG-TERM DEBT	6 Months Ended
Jun. 30, 2010
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement of an aggregate of  $600 million of guaranteed senior unsecured notes due 2017, 2020 and 2022 (the "Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. Net proceeds from the offering of the Notes were used to repay amounts owed under the Company's credit facilities.

  In addition, on June 22, 2010, the Company amended and restated its credit facilities. The Company's  $300 million and  $600 million credit facilities were amended to become a single credit facility. The total amount available was increased from  $900 million to  $1.2 billion and the maturity date was extended to June 22, 2014.

  During the three months ended June 30, 2010, the Company repaid  $600 million, net, to the credit facilities (2009 —  $(70) million). At June 30, 2010, the credit facilities were drawn down by a total of  $135.0 million (December 31, 2009 —  $715.0 million).

  Total long-term debt interest costs incurred during the three and six months periods ended June 30, 2010 was  $15.3 million (2009 —  $2.3 million) and  $19.8 million (2009 —  $3.2 million) respectively. Total interest costs capitalized to property, plant and mine development for the three and six months periods ended June 30, 2010 was nil (2009 —  $1.7 million) and  $4.6 million (2009 —  $2.8 million) respectively.

INCOME TAXES	6 Months Ended
Jun. 30, 2010
INCOME TAXES
INCOME TAXES

9.     INCOME TAXES

  On December 31, 2008, the Company executed a Canadian federal tax election to commence using the US dollar as its functional currency for federal Canadian income tax purposes. As the equivalent tax legislation for the Province of Quebec was enacted in the second quarter of 2010, the Company recognized the deferred tax benefit of  $21.8 million relating to income taxes within the Province of Quebec.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2010
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  In the first quarter of 2010, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price of zinc associated with the LaRonde Mine's 2010 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 15,000 metric tonnes of zinc call options were written at a strike price of  $2,500 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. A total of 15,000 metric tonnes of zinc put options were purchased at a strike price of  $2,200 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the gain on derivative financial instruments component of the consolidated statements of income. During the three months ended June 30, 2010, the Company recognized a realized gain of  $1.3 million. The first quarter options expired out of the money. As at June 30, 2010, the Company had an unrealized mark-to-market gain of  $3.9 million.

  During the three months ended June 30, 2010, the Company wrote covered call options on the warrants of Goldcorp Inc. ("Goldcorp"). The Company sold these call options to reduce its price exposure to the Goldcorp warrants it acquired in connection with Goldcorp's acquisition of Gold Eagle Mines Ltd. As at June 30, 2010, these options were unmatured with a premium of  $0.9 million and a Black-Scholes calculated mark-to-market loss of  $0.7 million.

  Premiums received on the sale of covered call options are recorded as a liability in the fair value of derivative financial instruments component of the consolidated balance sheets until they mature or the position is closed. The premiums received are expected to be recognized through the interest and sundry income component of the consolidated statements of income in the third quarter of 2010. Gains or losses as a result of mark-to-market valuations are taken into income in the period incurred. Cash provided by operating activities in the consolidated statements of cash flows are adjusted for gains realized on the consolidated statements of income through the gain on sale of securities component. Premiums received are a component of proceeds on sale of available-for-sale securities and other within the cash used in investing activities section of the consolidated statements of cash flows.

  There were no metal derivative positions during the three or six months ended June 30, 2009.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	6 Months Ended
Jun. 30, 2010
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

11.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at June 30, 2010, the total amount of these guarantees was  $101.4 million.

SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2010
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico-Eagle predominantly operates in a single industry, namely exploration for and production of gold. Based on the internal reporting structure and the nature of the Company's activities, the Company identifies its reportable segments as those consolidated mining operations or functional groups that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. Consolidated mining operations or functional groups not meeting this threshold are aggregated at the applicable geographic region for segment reporting purposes. This structure reflects how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine, and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, and the Latin America Exploration office

  Specific Corporate Head Office income and expense items are noted separately below.

  On May 1, 2009, both the Lapa Mine and Kittila Mine achieved commercial production. The Pinos Altos Mine achieved commercial production on November 1, 2009. The Meadowbank Mine achieved commercial production March 1, 2010.

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other
Interest and sundry income						783
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						5,705
General and administrative						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Three Months Ended June 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$126,749	$57,823	$13,424	$3,384	$15,935	$36,183
Europe	6,335	3,190	2,046	1,413	1,715	(2,029)
Latin America	—	—	—	2,476	(41)	(2,435)
Exploration	—	—	—	2,462	(945)	(1,517)

	$133,084	$61,013	$15,470	$9,735	$16,664	$30,202

Segment income						$30,202
Corporate and Other
Interest and sundry income						5,103
General and administrative						(13,253)
Gain on sale of available-for-sale securities						341
Provincial capital tax						(1,473)
Interest expense						(2,335)

Income before income, mining and federal capital taxes						$18,585

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other
Interest and sundry income						2,159
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						5,156
General and administrative						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

Six Months Ended June 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$232,580	$107,541	$25,554	$4,869	$9,381	$85,235
Europe	6,335	3,190	2,046	3,452	302	(2,655)
Latin America	—	—	—	4,430	(34)	(4,396)
Exploration	—	—	—	3,233	(478)	(2,755)

	$238,915	$110,731	$27,600	$15,984	$9,171	$75,429

Segment income						$75,429
Corporate and Other
Interest and sundry income						9,796
Gain on sale of available-for-sale securities						535
General and administrative						(32,053)
Provincial capital tax						(2,582)
Interest expense						(3,204)

Income before income, mining and federal capital taxes						$47,921

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13.   SUBSEQUENT EVENTS

  Subsequent to the second quarter of 2010, the Company and Meliadine Holdings Inc. (formerly Comaplex Minerals Corp.) ("Meliadine") jointly announced the completion of the acquisition of Meliadine by Agnico-Eagle. Agnico-Eagle acquired all of the shares of Meliadine (the "Meliadine Shares") that it did not already own pursuant to a plan of arrangement under the Business Corporations Act (Alberta). Pursuant to the terms of the arrangement, Agnico-Eagle issued a total of 10.2 million shares to the shareholders of Meliadine other than Agnico-Eagle.

  Additionally, each Meliadine shareholder other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora") received one common share of Geomark Exploration Ltd. ("Geomark") for each Meliadine Share held prior to the acquisition of Meliadine by Agnico-Eagle. Pursuant to the arrangement, Meliadine transferred to Geomark all assets and related liabilities other than those relating to the Meliadine gold exploration properties and related assets in Nunavut, Canada. The Geomark assets include all of Meliadine's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2010
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,789	$—	$7,789	$—
Available-for-sale securities(2)(3)	150,707	139,557	11,150	—
Trade receivables(4)	65,355	—	65,355	—
Derivative assets(3)	3,873	—	3,873	—

	$227,724	$139,557	$88,167	$—

Financial liabilities:
Derivative liabilities(3)	$1,622	$—	$1,622	$—

(1)
Fair value approximates the carrying amounts due to the short-term nature.

(2)
Recorded at fair value using quoted market prices.

(3)
Recorded at fair value based on broker-dealer quotations.

(4)
Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2010
SHAREHOLDERS' EQUITY.
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2010	157,089,726
Employees' stock options	8,164,597
Warrants	8,600,000

173,854,323

Schedule of changes in capital stock

  The following table illustrates the changes in capital stock for the six months ended June 30, 2010:

	Shares	Amount
Common shares, beginning of period	156,655,056	$2,380,309
Shares issued under Employee Stock Option Plan	285,373	12,027
Shares issued under Incentive Share Purchase Plan	124,054	7,221
Shares issued under Dividend Reinvestment Plan	25,243	1,408

Common shares, end of period	157,089,726	$2,400,965
Restricted share unit plan	(58,369)	(3,859)

Total capital stock, end of period	157,031,357	$2,397,106

Schedule of Reconciliation for Weighted Average number of Common Shares in calculation of Basic and Diluted Income Per Share

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009
Net income	$100,360	$1,227	$122,692	$55,568
Weighted average number of common shares outstanding — basic	156,899	155,805	156,789	155,498
Add: Dilutive impact of employee stock options	1,049	1,108	1,049	1,108
Dilutive impact of warrants	1,915	804	1,690	780
Dilutive impact of treasury shares related to restricted share unit plan	57	46	57	46

Weighted average number of common shares outstanding — diluted	159,920	157,763	159,585	157,432

Net income per share basic	$0.64	$0.01	$0.78	$0.36

Net income per share diluted	$0.63	$0.01	$0.77	$0.35

STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2010
STOCK-BASED COMPENSATION.
Summary of outstanding stock options
	Six months ended June 30, 2010
	# of Options	Weighted average exercise price (C $)
Outstanding, beginning of period	5,707,940	$53.85
Granted	2,795,080	$57.05
Exercised	(285,373)	$34.77
Cancelled	(53,050)	$55.70

Outstanding, end of period	8,164,597	$55.60

Options exercisable at end of period	4,342,150	$53.23

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2010	2009
Risk-free interest rate	1.87%	1.26%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	44.3%	64.1%
Expected dividend yield	0.43%	0.42%

AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2010
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities rollforward from cost to fair value

	As at June 30, 2010	As at December 31, 2009
Available-for-sale securities in an unrealized gain position
Cost	$50,239	$34,599
Unrealized gains in other comprehensive income	100,468	67,508

Estimated fair value	$150,707	$102,107

Available-for-sale securities in an unrealized loss position
Cost	$—	$9,871
Unrealized losses in other comprehensive income	—	(11)

Estimated fair value	$—	$9,860

Total estimated fair value of available-for-sale securities	$—	$111,967

SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2010
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other
Interest and sundry income						783
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						5,705
General and administrative						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Three Months Ended June 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$126,749	$57,823	$13,424	$3,384	$15,935	$36,183
Europe	6,335	3,190	2,046	1,413	1,715	(2,029)
Latin America	—	—	—	2,476	(41)	(2,435)
Exploration	—	—	—	2,462	(945)	(1,517)

	$133,084	$61,013	$15,470	$9,735	$16,664	$30,202

Segment income						$30,202
Corporate and Other
Interest and sundry income						5,103
General and administrative						(13,253)
Gain on sale of available-for-sale securities						341
Provincial capital tax						(1,473)
Interest expense						(2,335)

Income before income, mining and federal capital taxes						$18,585

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other
Interest and sundry income						2,159
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						5,156
General and administrative						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

Six Months Ended June 30, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$232,580	$107,541	$25,554	$4,869	$9,381	$85,235
Europe	6,335	3,190	2,046	3,452	302	(2,655)
Latin America	—	—	—	4,430	(34)	(4,396)
Exploration	—	—	—	3,233	(478)	(2,755)

	$238,915	$110,731	$27,600	$15,984	$9,171	$75,429

Segment income						$75,429
Corporate and Other
Interest and sundry income						9,796
Gain on sale of available-for-sale securities						535
General and administrative						(32,053)
Provincial capital tax						(2,582)
Interest expense						(3,204)

Income before income, mining and federal capital taxes						$47,921

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands	Jun. 30, 2010
Financial assets:
Available-for-sale securities	$ 150,707
Trade receivables	65,355
Derivative assets	3,873
Financial liabilities:
Derivative liabilities	1,622
Total
Financial assets:
Cash equivalents and short-term investments	7,789
Available-for-sale securities	150,707
Trade receivables	65,355
Derivative assets	3,873
Total financial assets	227,724
Financial liabilities:
Derivative liabilities	1,622
Level 1
Financial assets:
Available-for-sale securities	139,557
Total financial assets	139,557
Level 2
Financial assets:
Cash equivalents and short-term investments	7,789
Available-for-sale securities	11,150
Trade receivables	65,355
Derivative assets	3,873
Total financial assets	88,167
Financial liabilities:
Derivative liabilities	1,622
Level 3
Financial assets:
Total financial assets	$ 0

SHAREHOLDERS' EQUITY (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CAD ( $)	Jun. 30, 2009 CAD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010 CAD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2009 CAD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2009 USD ( $)
SHAREHOLDERS' EQUITY.
Amount transferred to an employee benefit trust to fund restricted share unit plan									$ 4,000,000	$ 3,000,000
Common shares outstanding at June 30, 2010 (in shares)	157,089,726					157,089,726
Employees' stock options (in shares)	8,164,597					8,164,597
Warrants (in shares)	8,600,000					8,600,000
Maximum number of shares common shares (in shares)	173,854,323					173,854,323
Stock options granted (in shares)	40,000			30,000		2,795,080	2,271,000
Stock options granted - exercise price (in Canadian dollars per share)		$ 63.7	$ 52.37		$ 57.05			$ 62.63
Cash received from exercise of stock options	8,200,000			3,900,000		9,500,000	18,900,000
Stock options cancelled (in shares)	42,500			0		53,050	70,000
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		$ 57.14	$ 0		$ 55.7			$ 56.5
Common Stock Shares Outstanding
Common shares, beginning of period, amount (in U.S. dollars)						2,380,309,000
Common shares, beginning of period (in shares)						156,655,056
Shares issued under Employee Stock Option Plan, amount (in U.S. dollars)						12,027,000
Shares issued under Employee Stock Option Plan (in shares)	226,048			115,700		285,373	718,000
Shares issued under Incentive Share Purchase Plan, amount (in U.S. dollars)						7,221,000
Shares issued under Incentive Share Purchase Plan (in shares)						124,054
Shares issued under Dividend Reinvestment Plan, amount (in U.S. dollars)						1,408,000
Shares issued under Dividend Reinvestment Plan (in shares)						25,243
Common shares, end of period, amount (in U.S. dollars)	2,400,965,000					2,400,965,000
Common shares, end of period (in shares)	157,089,726					157,089,726
Restricted share unit plan, amount (in U.S. dollars)	(3,859,000)					(3,859,000)
Restricted share unit plan (in shares)	(58,369)					(58,369)
Total capital stock, end of period, amount (in U.S. dollars)	2,397,106,000					2,397,106,000
Total capital stock, end of period (in shares)	157,031,357					157,031,357
Earnings Per Share, Diluted:
Net Income	$ 100,360,000			$ 1,227,000		$ 122,692,000	$ 55,568,000
Weighted Average number of common shares outstanding - basic (in shares)	156,899,000			155,805,000		156,789,000	155,498,000
Add : Dilutive impact of employee stock options (in shares)	1,049,000			1,108,000		1,049,000	1,108,000
Dilutive impact of warrants (in shares)	1,915,000			804,000		1,690,000	780,000
Dilutive impact of treasury shares related to restricted shares unit plan (in shares)	57,000			46,000		57,000	46,000
Weighted Average number of common shares outstanding - Diluted (in shares)	159,920,000			157,763,000		159,585,000	157,432,000
Net income per share - basic (in dollars per share)	$ 0.64			$ 0.01		$ 0.78	$ 0.36
Net income per share - diluted (in dollars per share)	$ 0.63			$ 0.01		$ 0.77	$ 0.35

STOCK-BASED COMPENSATION (Details)( Stock options)	6 Months Ended
	Jun. 30, 2010 CAD ( $)	Jun. 30, 2009
Number of Options
Outstanding, beginning of period (in shares)	5,707,940
Granted (in shares)	2,795,080
Shares issued under Employee Stock Option Plan (in shares)	(285,373)
Cancelled (in shares)	(53,050)
Outstanding, end of period (in shares)	8,164,597
Options exercisable at end of period (In shares)	4,342,150
Weighted average exercise price
Outstanding, beginning of period (in Canadian dollars per share)	$ 53.85
Granted (in Canadian dollars per share)	$ 57.05
Exercised (in Canadian dollars per share)	$ 34.77
Cancelled (in Canadian dollars per share)	$ 55.7
Outstanding, end of period (in Canadian dollars per share)	$ 55.6
Options exercisable at end of period (in Canadian dollars per share)	$ 53.23
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes	Black-Scholes
Risk-free interest rate (percent in hundredths)	0.0187	0.0126
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price (percent in hundredths)	0.443	0.641
Expected dividend yield (percent in hundredths)	0.0043	0.0042

AVAILABLE-FOR-SALE SECURITIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2009 USD ( $)	Dec. 31, 2009 USD ( $)	Jun. 30, 2010 CAD ( $)	Jun. 30, 2010 Available-for-Sale Securities Unrealized Gain Position USD ( $)	Dec. 31, 2009 Available-for-Sale Securities Unrealized Gain Position USD ( $)	Dec. 31, 2009 Available-for-Sale Securities Unrealized Loss Position USD ( $)
Schedule of Available-for-sale Securities
Proceeds from sale of available-for-sale securities		$ 800,000	$ 500,000	$ 1,300,000
Gain on sale of available-for-sale securities		341,000	346,000	535,000
Cost							50,239,000	34,599,000	9,871,000
Unrealized gains (losses) in other comprehensive income							100,468,000	67,508,000	(11,000)
Estimated fair value	$ 150,707,000		$ 150,707,000		$ 111,967,000		$ 150,707,000	$ 102,107,000	$ 9,860,000
Securities with contractual maturities:
Goldcorp Inc. warrants which expire in June 2011(in Canadian dollars per share)						$ 34.76

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009
LONG-TERM DEBT
Proceeds from private placement of guaranteed senior unsecured notes	$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)	9.84		9.84
Guaranteed senior unsecured notes, weighted average yield (percent in hundredths)			0.0659
Maximum borrowing capacity on one credit facility prior to amendment	300,000,000		300,000,000
Maximum borrowing capacity on second credit facility prior to amendment	600,000,000		600,000,000
Total amount available under credit facilities prior to amendment	900,000,000		900,000,000
Total amount available under credit facilities after amendment	1,200,000,000		1,200,000,000
Repayment of credit facility	600,000,000	(70,000,000)
Credit facility drawn down	135,000,000		135,000,000		715,000,000
Long-term debt interest costs	15,309,000	2,335,000	19,813,000	3,204,000
Interest costs capitalized for property, plant and mine development		$ 1,700,000	$ 4,600,000	$ 2,800,000

INCOME TAXES(Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2010
INCOME TAXES
Cumulative deferred tax benefit resulting from use of US dollar as functional currency	$ 21.8

FINANCIAL INSTRUMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2010
Investment Holdings
Maximum limit for participation to Zinc Prices set by zero-cost collar strategy (Per Metric Tonne)	2,500
Realized Gain recognized in Consolidated Statement of Income	$ 1.3
Unrealized mark-to-market gain on derivatives	3.9
Premium received on unmatured derivative instruments	0.9
Unrealized mark-to-market loss on derivatives	$ 0.7
Call Options Written
Investment Holdings
Zinc options (in Metric Tonnes)	15,000
Strike Price for Option (Per Metric Tonne)	2,500
Options expiring monthly beginning March 31, 2010 (in metric tonnes)	1,500
Put Options Purchased
Investment Holdings
Zinc options (in Metric Tonnes)	15,000
Strike Price for Option (Per Metric Tonne)	2,200
Options expiring monthly beginning March 31, 2010 (in metric tonnes)	1,500

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Jun. 30, 2010
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 101.4

SEGMENTED INFORMATION (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Segment reporting Information
Revenues from mining operations	$ 347,456	$ 133,084	$ 585,039	$ 238,915
Production Costs	166,573	61,013	284,800	110,731
Amortization	44,003	15,470	74,506	27,600
Exploration and corporate development	12,955	9,735	20,459	15,984
Foreign currency translation loss (gain)	(17,427)	16,664	(8,526)	9,171
Segment Income (Loss)	141,352	30,202	213,800	75,429
Interest and sundry income	783	5,103	2,159	9,796
Gain on sale of available-for-sale securities		341	346	535
Gain on derivative financial instruments	5,705		5,156
General and administrative	(23,240)	(13,253)	(51,670)	(32,053)
Provincial capital tax	(742)	(1,473)	(155)	(2,582)
Interest expense	(15,309)	(2,335)	(19,813)	(3,204)
Income before income, mining and federal capital taxes	108,549	18,585	149,823	47,921
Canada
Segment reporting Information
Revenues from mining operations	271,568	126,749	448,183	232,580
Production Costs	130,228	57,823	211,588	107,541
Amortization	33,088	13,424	53,449	25,554
Exploration and corporate development		3,384		4,869
Foreign currency translation loss (gain)	(13,836)	15,935	(3,677)	9,381
Segment Income (Loss)	122,088	36,183	186,823	85,235
Europe
Segment reporting Information
Revenues from mining operations	34,725	6,335	69,213	6,335
Production Costs	17,937	3,190	40,955	3,190
Amortization	6,176	2,046	13,290	2,046
Exploration and corporate development		1,413		3,452
Foreign currency translation loss (gain)	(4,025)	1,715	(4,687)	302
Segment Income (Loss)	14,637	(2,029)	19,655	(2,655)
Latin America
Segment reporting Information
Revenues from mining operations	41,163		67,643
Production Costs	18,408		32,257
Amortization	4,739		7,767
Exploration and corporate development		2,476		4,430
Foreign currency translation loss (gain)	434	(41)	(162)	(34)
Segment Income (Loss)	17,582	(2,435)	27,781	(4,396)
Exploration
Segment reporting Information
Exploration and corporate development	12,955	2,462	20,459	3,233
Foreign currency translation loss (gain)		(945)		(478)
Segment Income (Loss)	(12,955)	(1,517)	(20,459)	(2,755)
Corporate and Other
Segment reporting Information
Interest and sundry income	783	5,103	2,159	9,796
Gain on sale of available-for-sale securities		341	346	535
Gain on derivative financial instruments	5,705		5,156
General and administrative	(23,240)	(13,253)	(51,670)	(32,053)
Provincial capital tax	(742)	(1,473)	(155)	(2,582)
Interest expense	$ (15,309)	$ (2,335)	$ (19,813)	$ (3,204)

SUBSEQUENT EVENTS (Details) (Meliadine Holdings Inc. (formerly Comaplex Minerals Corp.))	6 Months Ended
Jun. 30, 2010
Subsequent event disclosures
Number of shares issued by Agnico-Eagle to acquire Meliadine	10,200,000

Document and Entity Information	6 Months Ended
Jun. 30, 2010
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	2010-06-30
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2